FINANCIAL INSTRUMENTS - Fair values (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 50,907	Rp 61,320
Financial liabilities	97,432	102,770
Gain or loss recognised in profit or loss	282
GOTO
FINANCIAL RISK MANAGEMENT
Financial assets are long-term investments	2,159
PT Global Sukses Solusi
FINANCIAL RISK MANAGEMENT
Financial assets are long-term investments	13
Other current financial assets | At fair value
FINANCIAL RISK MANAGEMENT
Financial assets	81	78
Financial assets, fair value	81	78
Other current financial assets | At fair value | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	81	78
Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	8,530	13,661
Long-term investment in financial instruments | At fair value
FINANCIAL RISK MANAGEMENT
Financial assets	8,508	13,643
Financial assets, fair value	8,508	13,643
Long-term investment in financial instruments | At fair value | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	2,172
Long-term investment in financial instruments | At fair value | Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, fair value		8,899
Long-term investment in financial instruments | At fair value | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	6,336	4,744
Financial liabilities measured at amortized cost | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	7,867	8,097
Financial liabilities measured at amortized cost | Level 2
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		8,899
Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	56,379	59,913
Financial liabilities measured at amortized cost | At fair value
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	64,246	76,909
Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	63,443	75,762
Financial liabilities measured at amortized cost | Two-step loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	209	355
Financial liabilities, fair value	207	351
Financial liabilities measured at amortized cost | Two-step loans. | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	207	351
Financial liabilities measured at amortized cost | Bonds and notes payable
FINANCIAL RISK MANAGEMENT
Financial liabilities	4,793	6,993
Financial liabilities, fair value	5,614	8,019
Financial liabilities measured at amortized cost | Bonds and notes payable | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	5,614	8,019
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Financial liabilities	29,873	36,056
Financial liabilities, fair value	29,860	36,176
Financial liabilities measured at amortized cost | Long-term bank loans | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	29,860	36,176
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	18,473	15,888
Financial liabilities, fair value	18,473	15,888
Financial liabilities measured at amortized cost | Lease liabilities | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	18,473	15,888
Financial liabilities measured at amortized cost | Other borrowings.
FINANCIAL RISK MANAGEMENT
Financial liabilities	1,314	2,605
Financial liabilities, fair value	1,311	2,610
Financial liabilities measured at amortized cost | Other borrowings. | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	1,311	2,610
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	170	126
Financial liabilities, fair value	170	126
Financial liabilities measured at amortized cost | Other liabilities | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	170	126
FVTPL | Other current financial assets
FINANCIAL RISK MANAGEMENT
Financial assets	81	78
FVTPL | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	8,508	13,643
FVTOCI | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	22	18
FVTOCI | Long-term investment in financial instruments | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 22	Rp 18